Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

July 11, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Company”)

File No. 333-217358

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Company, please accept this letter as certification that the forms of Proxy Statement/Prospectus and Statement of Additional Information dated July 10, 2017 that would have been filed under paragraph (b) of Rule 497 under the 1933 Act would not have differed from those contained in Pre-Effective Amendment No. 2 to the Company’s Registration Statement on Form N-14 (the “Amendment”). The Amendment was filed electronically on July 3, 2017 (Accession No. 0001193125-17-220953).

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams

Amy J. Williams

Assistant Corporate Secretary